Provisions - Summary of Changes in Provisions (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 450,168,000	$ 365,892
Increases	208,115,000	255,730
Decreases	(91,914,000)	(171,454)
Ending balance	566,369,000	450,168,000
Labor and social security [member]
Disclosure of other provisions [line items]
Beginning balance	73,545,000	100,354,000
Increases	32,424,000	24,014
Decreases	(18,852,000)	(50,823)
Ending balance	87,117,000	73,545,000
Environmental restoration [member]
Disclosure of other provisions [line items]
Beginning balance	286,313,000	183,069
Increases	166,948,000	174,667
Decreases	(52,537,000)	(71,423)
Ending balance	400,724,000	286,313,000
Civil works and others [member]
Disclosure of other provisions [line items]
Beginning balance	90,310,000	82,469
Increases	8,743,000	57,049
Decreases	(20,525,000)	(49,208)
Ending balance	$ 78,528,000	$ 90,310,000